Investment in associates - Calibre - Narrative (Details) - USD ($) $ in Thousands, shares in Millions		12 Months Ended
	Jun. 20, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 21, 2024
Disclosure Of Investment In Associates [Line Items]
Cash proceeds on sale of investment in associate (Note 10)		$ 0	$ 100,302
Gain on sale of shares in associate (Note 10)		0	16,822
Long-term investments (Note 8)		286,066	76,717
Cash proceeds on sale of long-term investments (Note 8)		0	92,564
Cost
Disclosure Of Investment In Associates [Line Items]
Long-term investments (Note 8)		$ 112,561	86,711
Calibre
Disclosure Of Investment In Associates [Line Items]
Number of equity instruments sold (in shares)	79
Equity investments owned, balance (in shares)	111			32
Cash proceeds on sale of investment in associate (Note 10)	$ 100,000
Gain on sale of shares in associate (Note 10)			17,000
Calibre | Sale of Long-term Investment
Disclosure Of Investment In Associates [Line Items]
Cash proceeds on sale of long-term investments (Note 8)			$ 58,000
Calibre | Cost
Disclosure Of Investment In Associates [Line Items]
Long-term investments (Note 8)				$ 43,000